Note 11 - Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments (Details) - ARS ($)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments LineItems
Allowances for Loan Losses of Loans and Advances to Financial Institutions	$ (33,486,000)		$ (49,296,000)	[1]	$ (31,254,000)	[1]
Allowances for Loan Losses of Loans and Advances to Customers	(4,064,066,000)		(2,710,432,000)	[2]	(1,670,329,000)	[2]
Allowance for Reverse Repurchase Agreements	(141,985,000)		0		0
Allowances for Loan Losses of Other Financial Assets	(2,000)		0	[3]	0	[3]
Provisions for Financial Guarantees and Loan Commitments	358,329,000		1,649,000		$ 1,071,000
Allowance for Loan Losses and Provisions for Financial Guarantees and Loan Commitments Member
Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments LineItems
Allowances for Loan Losses of Loans and Advances to Financial Institutions	33,486,000		49,296,000
Allowances for Loan Losses of Loans and Advances to Customers	4,064,066,000		2,710,432,000
Allowances for Debt Securities FVOCI	271,574,000		5,664,000
Allowance for Reverse Repurchase Agreements	141,985,000		0
Allowances for Loan Losses of Other Financial Assets	2,000		0
Subtotal Allowance for Loan Losses	4,511,113,000	$ 3,184,091,000	2,765,392,000
Provisions for Financial Guarantees and Loan Commitments	358,329,000	619,247,000	1,649,000
Total Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments	$ 4,869,442,000	3,803,338,000	$ 2,767,041,000
Adjustment on Initial Application of IFRS 9 Member
Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments LineItems
Subtotal Allowance for Loan Losses		418,699,000
Provisions for Financial Guarantees and Loan Commitments		617,598,000
Total Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments		$ 1,036,297,000

[1]	The Bank calculated the allowance for loan losses in accordance with IAS 39.
[2]	The Bank calculated the allowance for loan losses in accordance with IAS 39.
[3]	The Bank calculated the allowance for loan losses in accordance with IAS 39.